Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Schedule of Accumulated Other comprehensive loss

As at June 30, 2013 and December 31, 2012, the Company’s accumulated other comprehensive loss consisted of the following components:

	June 30,	December 31,
	2013	2012
	$	$
Unrealized (loss) gain on qualifying cash flow hedging instruments	(165)	341
Pension adjustments, net of tax recoveries	(13,821)	(16,253)
Foreign exchange gain on currency translation	1,797	1,144

	(12,189)	(14,768)